Business Overview (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Proceeds from Issuance of Private Placement				$ 9,391	$ 9,391	$ 14,995
Proceeds from Issuance of Common Stock						14,943
Cash and Cash Equivalents, at Carrying Value	$ 4,453		4,453		17,208	24,545
Cash					16,800		$ 3,100
Net Cash Provided by (Used in) Operating Activities			14,025	1,987	16,199	26,715
Retained Earnings (Accumulated Deficit)	96,834		96,834		79,519	78,879
Business Combination, Contingent Consideration, Liability	9,421		9,421		9,342	12,784
Equity Securities, FV-NI, Current	5,900		5,900		10,500
Operating Income (Loss)	8,699	$ 6,212	14,190	$ 9,322	18,581	$ 25,201
Accrued Liabilities and Other Liabilities	2,400		2,400
Maruho Co. Ltd. [Member]
Business Combination, Contingent Consideration, Liability	$ 7,300		$ 7,300		7,300
Common Stock [Member]
Proceeds from Issuance of Common Stock					$ 4,600